INCOME TAXES - Disclosure of detailed information about changes in temporary differences (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	$ 0	$ (3,617)
RECOGNIZED IN PROFIT OR LOSS	0	3,617
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Net tax assets (liabilities) at the end of the period	0	0
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	12,136	6,479
RECOGNIZED IN PROFIT OR LOSS	10,485	5,657
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Net tax assets (liabilities) at the end of the period	22,621	12,136
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(1,557)	(1,131)
RECOGNIZED IN PROFIT OR LOSS	(1,302)	(426)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Net tax assets (liabilities) at the end of the period	(2,859)	(1,557)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(2,117)	(3,719)
RECOGNIZED IN PROFIT OR LOSS	(1,773)	1,602
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Net tax assets (liabilities) at the end of the period	(3,890)	(2,117)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(2,832)	(2,628)
RECOGNIZED IN PROFIT OR LOSS	(2,499)	(204)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Net tax assets (liabilities) at the end of the period	(5,331)	(2,832)
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(6,328)	(3,165)
RECOGNIZED IN PROFIT OR LOSS	(5,859)	(3,163)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Net tax assets (liabilities) at the end of the period	(12,187)	(6,328)
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	1,041	862
RECOGNIZED IN PROFIT OR LOSS	985	179
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Net tax assets (liabilities) at the end of the period	2,026	1,041
Net investment in sublease
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(316)	(315)
RECOGNIZED IN PROFIT OR LOSS	(13)	(1)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Net tax assets (liabilities) at the end of the period	(329)	(316)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(27)	0
RECOGNIZED IN PROFIT OR LOSS	(24)	(27)
RECOGNIZED DIRECTLY IN EQUITY & OCI		0
Net tax assets (liabilities) at the end of the period	$ (51)	$ (27)